INCENTIVE PLANS - Incentive Compensation Cost (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for grant (in shares)	39.0
Incentive compensation cost	$ 2,120	$ 2,091	$ 2,190
Immediately vested stock award
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incentive compensation cost	99	95	82
Amortization of deferred cash awards, deferred cash stock units and performance stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incentive compensation cost	384	201	355
Other variable incentive compensation
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incentive compensation cost	435	627	666
Charges for estimated awards to retirement-eligible colleagues | Restricted and deferred stock awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incentive compensation cost	807	748	683
Amortization of restricted and deferred stock awards | Restricted and deferred stock awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Incentive compensation cost	$ 395	$ 420	$ 404